Cover Document	Feb. 12, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 12, 2021
Entity Registrant Name	TIMKEN CO
Entity Central Index Key	0000098362
Amendment Flag	false
Entity File Number	1-1169
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-0577130
Entity Address, Address Line One	4500 Mount Pleasant Street NW
Entity Address, City or Town	North Canton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44720-5450
City Area Code	234
Local Phone Number	262.3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	TKR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false